Statements of Convertible Preferred Stock and Stockholders Deficit (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Exercise price per share	$ 0.05
Exercise price per share	0.40
Series CC Convertible Preferred Stock
Convertible preferred stock, shares issued per share value		$ 1.2706
Net of issuance costs		$ 3,998
Series D Preferred Stock
Convertible preferred stock, shares issued per share value		$ 1.2706
Net of issuance costs		$ 18,832
Series E Preferred Stock
Convertible preferred stock, shares issued per share value	$ 1.2706
Net of issuance costs	$ 27,843